CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	201,421,230	112,711,945	58,582,469
Common stock, shares outstanding	201,421,230	112,711,945	58,582,469
Class A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, shares issued	57,717,951	59,560,127	56,282,599
Preferred stock, shares outstanding	57,717,951	59,560,127	56,282,599
Undesignated Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	39,999,900	39,999,900	39,999,900
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class B Super Voting Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	90	90	0
Preferred stock, shares outstanding	90	90	0